Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2019	2018
Deferred tax assets
Revenue and expense cutoff	$57,497	$204,904
Allowance for doubtful accounts	250,906	359,789
Loss carryforward	1,623,542	526,855
	1,931,945	1,091,548
Less: valuation allowance	(1,623,542)	(526,855)
	$308,403	$564,693
Deferred tax liability
Depreciation of property and equipment	$65,540	$78,684

Schedule of analysis of the deferred income tax balances for financial reporting purpose
	December 31,
	2019	2018
Deferred tax assets	$242,863	$486,009
Deferred tax liabilities	$-	$-